CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 41	$ 845,417	$ (20,647)	$ (1,379,648)	$ (554,837)
Beginnig balance, shares at Dec. 31, 2020	4,131,469
Collection of stock subscription receivable			54,184		54,184
Shares issued for conversion of related party convertible note	$ 12	2,179,760			2,179,772
Shares issued for conversion of related party convertible note, shares	1,172,115
Issuance of shares, net of offering costs of $351,411	$ 7	482,724	(44,763)		437,968
Issuance of shares, net of offering costs of $28,230, shares	756,603
Stock based compensation		1,334,935			1,334,935
Net loss				(3,244,506)	(3,244,506)
Ending balance, value at Dec. 31, 2021	$ 60	4,842,836	(11,226)	(4,624,154)	207,516
Ending balance, shares at Dec. 31, 2021	6,060,187
Stock based compensation		416,951			416,951
Net loss				(1,206,559)	(1,206,559)
Ending balance, value at Mar. 31, 2022	$ 60	5,259,787	(11,226)	(5,830,713)	(582,092)
Ending balance, shares at Mar. 31, 2022	6,060,187
Beginning balance, value at Dec. 31, 2021	$ 60	4,842,836	(11,226)	(4,624,154)	207,516
Beginnig balance, shares at Dec. 31, 2021	6,060,187
Collection of stock subscription receivable			6,684		6,684
Write-off of uncollectible stock subscription receivable		(4,542)	4,542
Shares issued for conversion of related party convertible note	$ 3	2,002,277			2,002,280
Shares issued for conversion of related party convertible note, shares	266,970
Initial public offering (see Note 8)	$ 10	6,015,908			6,015,918
Initial public offering (see Note 10), shares	980,000
Stock based compensation		1,473,864			1,473,864
Net loss				(5,681,833)	(5,681,833)
Ending balance, value at Dec. 31, 2022	$ 73	14,330,343		(10,305,987)	4,024,429
Ending balance, shares at Dec. 31, 2022	7,307,157
Stock based compensation		424,431			424,431
Exercise of warrants by stockholders	$ 4	1,532,246			1,532,250
Exercise of warrants by stockholders, shares	408,600
Net loss				(1,430,810)	(1,430,810)
Ending balance, value at Mar. 31, 2023	$ 77	$ 16,287,020		$ (11,736,797)	$ 4,550,300
Ending balance, shares at Mar. 31, 2023	7,715,757